Financial instruments (Schedule of net position consisted of contracts awaiting final pricing) (Details) - Embedded Derivatives [Member] lb in Thousands	Dec. 31, 2022 lb oz $ / OZ $ / lbs	Dec. 31, 2021 lb oz $ / OZ $ / lbs
Copper [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | lb	79,833	75,681
Average YTD price ($/unit) | $ / lbs	3.8	4.42
Gold [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | oz	22,079	27,304
Average YTD price ($/unit) | $ / OZ	1,823	1,828
Silver [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | oz	71,809	125,800
Average YTD price ($/unit) | $ / OZ	23.91	23.33
Zinc Concentrate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sales awaiting final pricing | lb	18,145	0
Average YTD price ($/unit) | $ / lbs	1.35	0